UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    May 14, 2013


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         50
Form 13F Information Table Value Total:         970,596   (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE

					Title of 		 Value 	      Shares/	    SH/    PUT/  Invtmnt  Other	Voting Authority
Issuer					Class	  CUSIP		 * $1000      PRN Amount    PRN    CALL  Dscretn  Mgrs  Sole   Shared  None
Acme Packet Inc                         CS        004764106      16,398       560,999       SH            SOLE          560,999
Alterra Capital Holdings Ltd            CS        G0229R108      16,727       531,174       SH            SOLE          531,174
American Realty Capital Proper          CS        02917T104      10,644       725,044       SH            SOLE          725,044
Andina Acquisition Corp                 UNIT      G0440W118      2,156        215,000       SH            SOLE          215,000
Aquasition Corp                         CS        Y0192H129      4,975        495,000       SH            SOLE          495,000
Arch Coal Inc                           CS        039380100      2,624        483,250       SH            SOLE          483,250
Auxilium Pharmaceuticals 1.5% 7/15/18   CB        05334DAA5      10,051       10,000,000    PRN           SOLE          10,000,000
BMC Software Inc                        CS        055921100      1,515        32,700               CALL   SOLE          32,700
BMC Software Inc                        CS        055921100      4,556        98,356        SH            SOLE          98,356
Boise Cascade Co                        CS        09739D100      339          10,000        SH            SOLE          10,000
CenturyLink Inc                         CS        156700106      4,539        129,210       SH            SOLE          129,210
China Unicom Hong Kong Ltd              ADR       16945R104      809          60,000        SH            SOLE          60,000
Cobalt Intl Energy Inc 2.625% 12/1/19   CB        19075FAA4      26,785       24,000,000    PRN           SOLE          24,000,000
Copart Inc                              CS        217204106      2,882        84,100        SH            SOLE          84,100
Corrections Corp of America             CS        22025Y407      300          7,691         SH            SOLE          7,691
Coventry Health Care Inc                CS        222862104      115,931      2,465,037     SH            SOLE          2,465,037
CSX Corp                                CS        126408103      44,856       1,821,207     SH            SOLE          1,821,207
Dryships Inc 5% 12/1/14                 CB        262498AB4      32,598       37,875,000    PRN           SOLE          37,875,000
Fairpoint Communications Inc            CS        305560302      428          57,267        SH            SOLE          57,267
FedEx Corp                              CS        31428X106      35,562       362,143       SH            SOLE          362,143
Gilead Sciences INC 1% 5/01/14          CB        375558AN3      184,385      85,000,000    PRN           SOLE          85,000,000
Google Inc                              CL A      38259P508      5,747        7,244         SH            SOLE          7,244
Grifols SA                              ADR       398438408      2,997        103,134       SH            SOLE          103,134
Hess Corp                               CS        42809H107      8,235        115,000       SH            SOLE          115,000
Hyde Park Acquisition Corp II           CS        448640102      3,793        370,000       SH            SOLE          370,000
Infinity Cross Border Acquisit          UNIT      G4772R127      3,086        370,000       SH            SOLE          370,000
Melco Crown Entertainment Ltd           ADR       585464100      7,008        300,255       SH            SOLE          300,255
Metlife INC                             UNIT      59156R116      46,790       950,000       SH            SOLE          950,000
MetroPCS Communications Inc             CS        591708102      7,227        663,068       SH            SOLE          663,068
Molycorp INC 3.25% 6/15/16              CB        608753AA7      12,504       20,050,000    PRN           SOLE          20,050,000
Micron Technology Inc                   CS        595112103      24,950       2,500,000            PUT    SOLE          2,500,000
National Financial Partn 4% 6/15/17     CB        63607PAC3      12,887       7,000,000     PRN           SOLE          7,000,000
Nike Inc                                CL B      654106103      22,129       375,000       SH            SOLE          375,000
Penn National Gaming Inc                CS        707569109      1,272        23,369        SH            SOLE          23,369
Pfizer Inc                              CS        717081103      51,813       1,795,321     SH            SOLE          1,795,321
PHH CORP 6% 6/15/17                     CB        693320AQ6      41,538       21,711,000    PRN           SOLE          21,711,000
Pioneer Natural Resource 2.875% 1/15/38 CB        723787AH0      79,353       36,649,000    PRN           SOLE          36,649,000
ROI Acquisition Corp                    CS        74966A104      3,244        360,000       SH            SOLE          360,000
ROI Acquisition CORP                    WT        74966A112      270          360,000       SH            SOLE          360,000
SCG Financial Acquisition CO            CS        78404K103      3,857        392,000       SH            SOLE          392,000
Signet Jewelers Ltd                     SHS       G81276100      7,559        112,822       SH            SOLE          112,822
Spirit Realty Capital Inc               CS        84860F109      80,185       4,220,280     SH            SOLE          4,220,280
Telekomunikasi Indonesia Perse          ADR       715684106      5,369        119,100       SH            SOLE          119,100
Tri Pointe Homes Inc                    CS        87265H109      806          40,000        SH            SOLE          40,000
Trio Merger Corp                        CS        896697109      3,000        300,000       SH            SOLE          300,000
TW Telecom inc                          CS        87311L104      4,912        195,000       SH            SOLE          195,000
United Continental Holdings In          CS        910047109      5,450        170,257       SH            SOLE          170,257
Universal Business PMT SOL              CS        913384103      295          79,818        SH            SOLE          79,818
Volcano Corp 1.75% 12/1/17              CB        928645AB6      4,926        5,000,000     PRN           SOLE          5,000,000
Zoetis Inc                              CL A      98978V103      334          10,000        SH            SOLE          10,000
                                                                 970,596



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